SUBSEQUENT EVENT (Details Narrative) - USD ($)	Sep. 30, 2023	Aug. 30, 2023
Note 1 [member] | Nonadjusting events related party payment [member]
IfrsStatementLineItems [Line Items]
Repayments of current borrowings	$ 82,500	$ 5,000